Document and Entity Information	May 18, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001685040
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 18, 2020
Entity Registrant Name	Brighthouse Financial, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37905
Entity Tax Identification Number	81-3846992
Entity Address, Address Line One	11225 North Community House Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(980)
Local Phone Number	365-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BHF
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 6.600% Non-Cumulative Preferred Stock, Series A
Trading Symbol	BHFAP
Security Exchange Name	NASDAQ
Junior Subordinated Debt [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.250% Junior Subordinated Debentures due 2058
Trading Symbol	BHFAL
Security Exchange Name	NASDAQ